Convertible Note Payable (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Convertible Prom Note #1
Date of Agreement	2014-03-11	2014-03-11
Convertible Note	$ 37,500	$ 37,500
Interest Rate		8.00%
Due Date		Dec. 13, 2014
Interest Accrued		1,647
Convertible Prom Note #2
Date of Agreement		2014-04-08
Convertible Note		53,000
Interest Rate		8.00%
Due Date		Jan. 14, 2015
Interest Accrued		2,033
Convertible Prom Note #3
Date of Agreement		2014-05-21
Convertible Note		42,500
Interest Rate		8.00%
Due Date		Feb. 23, 2015
Interest Accrued		1,230
Convertible Prom Note #4
Date of Agreement		2014-08-14
Convertible Note		66,780
Interest Rate		8.00%
Due Date		Aug. 14, 2015
Interest Accrued		688
Original Issue Discount		3,380
Original Issue Discount, unamortized		3,308
Convertible Prom Note #5
Date of Agreement		2014-08-14
Convertible Note		58,300
Interest Rate		8.00%
Due Date		Aug. 14, 2015
Interest Accrued		601
Original Issue Discount		3,300
Original Issue Discount, unamortized		2,888
Convertible Prom Note #6
Date of Agreement	2014-08-13	2014-08-13
Convertible Note	60,500	60,500
Interest Rate		12.00%
Due Date		Aug. 14, 2016
Interest Accrued		955
Original Issue Discount		5,500
Original Issue Discount, unamortized		5,156
Convertible Prom Note #7
Date of Agreement	2014-08-19	2014-08-19
Convertible Note	57,895	57,895
Interest Rate		12.00%
Due Date		Aug. 19, 2016
Interest Accrued		799
Original Issue Discount		2,895
Original Issue Discount, unamortized		2,715
Convertible Prom Note #8
Date of Agreement	2014-09-18	2014-09-18
Convertible Note	64,500	64,500
Interest Rate		12.00%
Due Date		Sep. 18, 2015
Interest Accrued		254
Original Issue Discount		5,500
Original Issue Discount, unamortized		5,271
Convertible Prom Note #9
Date of Agreement		2014-09-23
Convertible Note		55,000
Interest Rate		8.00%
Due Date		Jun. 23, 2015
Interest Accrued		$ 84